Summary of Significant Accounting Policies (Details) - Schedule of revenue by major service line - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consultancy Services [Member]
Revenue from External Customer [Line Items]
Revenue by major service line	$ 699,257	$ 1,554,834	$ 2,211,307	$ 4,362,581	$ 4,237,261	$ 8,984,967
Sourcing and Marketing Services [Member]
Revenue from External Customer [Line Items]
Revenue by major service line	102,527	67,637	372,475	116,834	223,620	202,056
Digital Training Related Services [Member]
Revenue from External Customer [Line Items]
Revenue by major service line			267,874		1,176,515
Revenue by Major Service Line [Member]
Revenue from External Customer [Line Items]
Revenue by major service line	$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415	$ 5,637,396	$ 9,187,023